REVENUE RECOGNITION (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Sales Disaggregated by Product and Service
External segment sales disaggregated by product and service are as follows:

(In millions)	2024	2023	2022
Sales Type
Product	$9,428	$8,538	$8,237
Service	1,099	1,077	916
Climate Solutions Americas sales	10,527	9,615	9,153

Product	4,652	1,722	1,449
Service	332	215	182
Climate Solutions Europe sales	4,984	1,937	1,631

Product	2,849	3,053	2,197
Service	651	528	424
Climate Solutions Asia Pacific, Middle East & Africa sales	3,500	3,581	2,621

Product	3,061	3,352	3,432
Service	414	466	451
Climate Solutions Transportation sales	3,475	3,818	3,883

Net sales	$22,486	$18,951	$17,288
Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin. With the exception of the U.S. as presented in the following table, there were no individually significant countries with sales exceeding 10% of total sales for the years ended December 31, 2024, 2023 and 2022.

	External Sales			Long-Lived Assets
(In millions)	2024	2023	2022	2024	2023
United States Operations	$11,294	$10,457	$9,997	$807	$795
International Operations
Europe	6,687	3,910	3,591	1,253	450
Asia Pacific	3,817	3,949	3,090	486	499
Other	688	635	610	453	416
Consolidated	$22,486	$18,951	$17,288	$2,999	$2,160

Schedule of Contract with Customer, Asset and Liability
Total contract assets and liabilities consisted of the following:

(In millions)	2024	2023
Contract assets, current (included within Other current assets)	$366	$306
Contract assets, non-current (included within Other assets)	65	26
Total contract assets	431	332

Contract liabilities, current (included within Accrued liabilities)	(553)	(419)
Contract liabilities, non-current (included within Other long-term liabilities)	(164)	(160)
Total contract liabilities	(717)	(579)
Net contract assets (liabilities)	$(286)	$(247)